Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Common Share - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ (116,711)		$ (367,108)			$ 310,527
Denominator:
Basic and diluted weighted average shares outstanding	3,492,647		7,950,953			3,434,247
Basic and diluted net income (loss) per share of common stock	$ (0.03)		$ (0.05)			$ 0.09
Non-redeemable [Member]
Numerator:
Allocation of net income (loss), as adjusted	$ (104,677)	$ 72,860	$ (144,633)	$ 8,513	$ (490)	$ 266,913
Denominator:
Basic and diluted weighted average shares outstanding	3,132,500	5,047,582	3,132,500	3,607,152	2,500,000	2,951,897
Basic and diluted net income (loss) per share of common stock	$ (0.03)	$ 0.01	$ (0.05)	$ 0	$ 0	$ 0.09